Premises and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Premises and Equipment

NOTE 8	Premises and Equipment
Premises and equipment at December 31 consisted of the following:

(Dollars in Millions)	2025	2024
Land	$471	$498
Buildings and improvements	3,221	3,121
Furniture, fixtures and equipment	3,199	3,010
Right of use assets on operating leases	1,195	1,114
Right of use assets on finance leases	317	314
Construction in progress	68	96
Total premises and equipment, gross	8,471	8,153
Less accumulated depreciation and amortization	(4,703)	(4,588)
Total premises and equipment, net	$3,768	$3,565